Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest	Transactions with Parties-in-Interest
The Plan invests in shares of mutual funds and a common collective trust managed by an affiliate of VFTC. VFTC acts as trustee for only those investments as defined by the Plan. Transactions in such investments qualify as party-in-interest transactions which are exempt from the prohibited transaction rules.

Participants may select Company stock as an investment option. The amount of Company stock held at December 31, 2025 and 2024 was $22,386,167 and $21,702,696, respectively. The Company stock appreciated $2,811,050 and $407,697 in 2025 and 2024, respectively.